Investments - Disclosure of investment in equity instruments and warrants (Details) $ in Thousands	12 Months Ended
Apr. 30, 2026 USD ($)
Disclosure of financial assets [Line items]
Balance	$ 240
Balance	0
Balance	3,668
Balance	1,138
Equity investments [Member]
Disclosure of financial assets [Line items]
Balance	240
Purchase of investments	1,064
Sale of investments	(111)
Change in fair value	2,471
Effect of change in exchange rate	4
Balance	3,668
Warrants Investments [Member]
Disclosure of financial assets [Line items]
Balance	0
Purchase of investments	826
Sale of investments	0
Change in fair value	312
Effect of change in exchange rate	0
Balance	$ 1,138